Consolidated Statement of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Cash flows from operating activities:
Loss before tax	$ (6,135)	₨ (465,556)	₨ (1,130,782)	₨ (770,390)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization	4,062	308,153	749,480	666,369
Change in fair value of contingent consideration				(390,009)
Interest income	(441)	(33,345)	(49,017)	(27,817)
Interest costs	1,251	94,907	95,232	166,134
Impairment of goodwill			264,909	221,999
Unrealized foreign exchange loss/(gain)	(98)	(7,471)	5,799	(10,932)
Gain on disposal of property, plant and equipment	(25)	(1,931)	(2,480)	(4,842)
Change in fair value of warrants - gains	(433)	(32,756)	(378,994)	(94)
Provisions (net)	(1,702)	(129,026)	39,740	46,774
Gain on termination/ rent concession of leases	(478)	(36,176)	(33,238)	(27,241)
Unwinding of deferred consideration	(550)	(41,655)
Share of loss of a joint venture	(550)	(41,616)	3,962	10,784
Share-based payment expense	2,762	209,557	77,100	5,135
Impairment of loan to joint venture	958	72,719
Working capital changes:
Decrease/ (increase) in trade and other receivables	(14,794)	(1,115,395)	1,685,634	2,489,784
Decrease in inventories	17	1,271	1,073	1,428
Increase/ (decrease) in trade and other payables	2,869	217,701	(402,932)	(2,887,757)
Settlement of contingent consideration			(389,617)
Direct taxes (paid)/ refunds	375	28,416	229,574	(39,681)
Net cash used in operating activities	(12,812)	(972,203)	765,443	(550,356)
Cash flows from investing activities:
Acquisition of business (net of cash acquired)			(410,383)
Investment in joint venture				(3,500)
Purchase of property, plant and equipment	(118)	(8,927)	(1,089)	(15,572)
Proceeds from sale of property, plant and equipment	29	2,175	5,782	23,404
Purchase/development of intangible assets	(1,192)	(90,469)	(77,881)	(203,751)
Investment in term deposits	(8,381)	(635,807)	(69,580)	(1,091,549)
Proceeds from term deposits	8,244	625,505	285,492	1,383,049
Interest received	277	20,987	37,294	4,562
Net cash from/(used in) investing activities	(1,141)	(86,536)	(230,365)	96,643
Cash flows from financing activities:
Proceeds from issue of share capital (net of cost of issuance of shares)			772,207
Payment of principal portion of lease liabilities	(481)	(36,486)	(9,623)	(47,340)
Payment of interest portion of lease liabilities	(578)	(43,871)	(72,033)	(56,394)
Proceeds from factoring	7,290	553,128	189,052	917,166
Repayment of factoring proceeds	(4,291)	(325,852)	(316,831)	(665,262)
Repayment of borrowings			(8,580)	(368,461)
Repayment of vehicle loan	(65)	(4,913)
Interest paid on borrowings	(89)	(6,742)	(18,909)	(113,180)
Net cash from financing activities	1,783	135,264	535,283	(333,471)
Net increase/ (decrease) in cash and cash equivalents	(12,170)	(923,475)	1,070,361	(787,184)
Effect of exchange differences on cash and cash equivalents	159	12,168	(5,001)	69,742
Cash and cash equivalents at the beginning of the year	22,559	1,711,589	646,229	1,363,671
Closing cash and cash equivalents at the end of the year	$ 10,548	₨ 800,282	₨ 1,711,589	₨ 646,229